INTANGIBLE ASSETS, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Total of gross carrying amount	$ 133,482	$ 101,483
Total of accumulated amortization	(47,838)	(29,412)
Intangible assets, net	85,644	72,071
Amortization expense on intangible assets	20,551	17,147	$ 6,700
Computer software
INTANGIBLE ASSETS
Total of gross carrying amount	73,253	63,197
Total of accumulated amortization	(38,155)	(22,736)
Golf membership
INTANGIBLE ASSETS
Total of gross carrying amount	33,495	8,957
Total of accumulated amortization	(3,093)	(2,265)
Licenses
INTANGIBLE ASSETS
Total of gross carrying amount	25,734	28,329
Total of accumulated amortization	(6,090)	(3,911)
Others
INTANGIBLE ASSETS
Total of gross carrying amount	1,000	1,000
Total of accumulated amortization	$ (500)	$ (500)